Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Statements Of Cash Flows
Net Cash Provided by / (Used in) Operating Activities	$ 9,211	$ (35,166)
Cash Flows from Investing Activities:
Fixed assets additions	(43,824)	(434,872)
Proceeds from sale of vessels	9,413	0
Net Cash Used in Investing Activities	(34,411)	(434,872)
Cash Flows from Financing Activities:
Proceeds from long-term debt	250,109	37,500
Principal payments and prepayments of long-term debt	(84,072)	(15,830)
Net proceeds from common stock issuance	0	504,419
Repurchase of common stock	(23,142)	0
Dividends paid	(5,000)	(5,000)
Payment of financing costs	(2,680)	(8,641)
Net Cash Provided by Financing Activities	135,215	512,448
Net increase in cash and cash equivalents and restricted cash	110,015	42,410
Cash and cash equivalents and restricted cash at beginning of period	30,226	76,774
Cash and cash equivalents and restricted cash at end of period	140,241	119,184
Cash paid during the period for:
Interest, net of amount capitalized	6,003	5,608
Non cash investing activities:
Fixed Assets additions (Notes 4, 7)	(51,919)	(50,133)
Non cash financing activities:
Loan drawdown for vessels additions (Notes 4, 11)	50,333	79,000
Capital contribution / (distribution) for common control transaction (Note 7)	$ 1,581	$ (28,560)